Share Based Compensation (Details)				1 Months Ended								12 Months Ended
	Apr. 06, 2022	Nov. 02, 2021 shares	Aug. 12, 2021 shares	Nov. 22, 2022	May 19, 2022	Mar. 24, 2022	Mar. 16, 2021 ₪ / shares shares	Feb. 21, 2021	Dec. 20, 2020 shares	Dec. 17, 2020 $ / shares	Apr. 20, 2020 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019
Share Based Compensation (Details) [Line Items]
Granted options														602,989
Grant total share												500,772
Restricted stock unit												3,707,542
Restricted stock unit vested												1,895,808
Total ordinary shares											478,747
Grant option, description												The exercise price per share to 123,719 and 355,029 options was USD 0.0029 (AUD 0.052) and USD 2.67 (AUD 4.2), respectively. The vesting period is up to 3 years from the grant date, according to the various vesting periods: from an immediate one and up to 3 years. Contractual life of the options under the Plan is 10 years. The options were granted under section 102 of the Israeli Tax Ordinance which enables the employee to pay 25% of capital gain tax upon exercise. In October 2020, 73,380 options were canceled.
Exercise price per share | (per share)										$ 0.37			₪ 0.37
Grand total option									56,653
Vesting period													3 years
Contractual life												10 years
Capital gain tax		25.00%					25.00%					25.00%
Non-tradable shares options, description								the Company’s board of directors approved a grant of 13,605 non-tradable shares options which are exercisable to 13,605 Ordinary shares to employees and a total of 21,768 share options which are exercisable to 21,768 Ordinary Shares to consultants. The vesting period is three years commencing on the grant date. The exercise price per share was NIS 0.37($0.12). The contractual life of the options under the Plan is ten years. The options to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.
Non-tradable shares							81,633
Exercisable ordinary shares							81,633
Vesting period							3 years
Exercise price per share (in New Shekels per share) | ₪ / shares							₪ 0.12
Contractual life							10 years
Ordinary shares, authorized			4,180,898
Grant total		10,000
Vest over period		3 years
Restricted Stock Unit Employees Description						the Company’s board of directors approved a grant of 536,141 RSUs to employees and a grant of 22,500 RSUs to the Company’s advisory board members and an additional consultant. The RSUs represent the right to receive Ordinary Shares at a future time. 555,500 of the RSUs in this grant, vest over a period of three years, with a 1-year cliff period, and 3,141 RSUs vested immediately on the grant date. The RSUs to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.
Board of directors, description	the Company’s board of directors approved a grant of 285,713 fully vested RSUs to an officer. The RSUs represent the right to receive Ordinary Shares. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.			the Company’s board of directors approved a grant of 165,000 RSUs to employees. The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a 1-year cliff period, commencing on the grant date. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.	the Company’s board of directors approved a grant of 30,000 RSUs to an employee. The RSUs represent the right to receive Ordinary Shares at a future time and vest over a period of three years, with a 1-year cliff period, commencing on the grant date. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.	the Company’s board of directors approved a grant of 29,400 Ordinary Shares options to medical board members, which are exercisable to 29,400 Ordinary Shares. The share options vesting period is up to three years from the grant date. The exercise price per share was NIS 10.84 ($3.08). The contractual life of the options under the Plan is ten years.
Description of fair value assumptions												The fair value of all granted options was estimated by using the Black Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others: (i)The expected volatility is between 50%-52.4% (ii)The dividend rate 0%; and (iii)Expected term – three years.
Expenses to employees (in Dollars) | $												$ 4,879
Share based payment expenses of option to services (in Dollars) | $												33
RSU [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses of option to services (in Dollars) | $												4,618
Advisers [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses of option to services (in Dollars) | $												54
Directors [Member]
Share Based Compensation (Details) [Line Items]
Share based payment expenses of option to services (in Dollars) | $												$ 174
Board of Directors [Member]
Share Based Compensation (Details) [Line Items]
Options equity percentage			25.00%
Grant total		2,658,188
Ordinary shares [member]
Share Based Compensation (Details) [Line Items]
Vest over period		3 years